[BLANK ROME LLP LETTERHEAD]

Phone:	(215) 569-5530
Fax:	(215) 832-5530
Email:	stokes@blankrome.com

April 13, 2012

BY EDGAR

Bo J. Howell, Esquire
Staff Attorney
Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Special Opportunities Fund, Inc. (the “Fund”) File Nos.: 811-07528 and 333-178943

Dear Mr. Howell:

Transmitted herewith is the Fund’s first pre-effective amendment to its Registration Statement on Form N-2 filed on January 9, 2012 (the “Amendment”).  The Amendment is being filed to implement the Fund’s responses to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) provided by letter dated January 31, 2012 (the “Comments”), as well as to make additional updates and revisions.  An additional filing fee has been transmitted.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (215) 569-5530.

Very truly yours,

/s/ Mary Stokes

Mary Stokes